Share Capital	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Share Capital

NOTE 9 – SHARE CAPITAL:

a.	The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company; (ii) the right to receive dividends; and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus.

b.	On June 25, 2018, the Company entered into securities purchase agreements related to the registered direct offering of an aggregate of 5,904,762 ordinary shares, NIS 0.01 nominal value, at a purchase price of $2.50 per share and accompanying short-term warrants to purchase up to 2,952,381 ordinary shares and long-term warrants to purchase up to 2,952,381 ordinary shares at an additional purchase price per warrant combination of $0.125. The combined offering price of each ordinary share and accompanying warrants is $2.625 per unit for aggregate gross proceeds of approximately $15.5 million. The ordinary shares and the warrants are immediately separable and were issued separately. The net proceeds from this offering, which closed on June 27, 2018 were $13.7 million after deducting the underwriting discounts and commissions and offering costs payable by the Company. The short-term and long-term warrants are exercisable immediately after issuance and will expire on January 6, 2020 and June 26, 2022, respectively at an exercise price of $2.51 and $3.00 per one ordinary share, respectively. The fair value of the separable warrants on the date of purchase was computed using the Black-Scholes model. The underlying data used for computing the fair value of the short-term and long-term warrants are mainly as follows: ordinary share price based on the share’s price at the stock market on June 25, 2018: $2.40; expected volatility based on Company historical trade: 88.0% and 109%; risk-free interest rate: 2.279% and 2.715% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the warrants); expected dividend: zero; and expected life to exercise of 1.5 years and 4.0 years, respectively. The consideration was allocated between ordinary shares and warrants based on the ratio of the warrants’ fair value and the ordinary share price.

On January 6, 2020, 2,952,381 short-term warrants related to June 25, 2018 registered direct offering were expired.

c.	On May 17, 2019, the Company entered into an Equity Distribution Agreement with Oppenheimer & Co. Inc., or Oppenheimer to offer and sell from time to time its ordinary shares, NIS 0.01 par value, having an aggregate offering price of up to $15,000,000 through Oppenheimer acting as its agent and/or principal. For the year-ended December 31, 2020, the Company sold an aggregate of 812,470 ordinary shares under its at-the-market equity facility. The total consideration amounted to $1,034 thousand, net of issuance costs.

d.	On May 7, 2020 and May 11, 2020, the Company entered into securities purchase agreements with several institutional investors and existing shareholders to purchase 11,492,065 of the Company’s ordinary shares at a purchase price of $1.575 per share in a registered direct offering. In a concurrent private placement, the Company issued to investors and existing shareholders in the offering unregistered warrants to purchase up to 11,492,065 ordinary shares. Each warrant is exercisable immediately upon issuance at an exercise price of $1.45 per share and will remain exercisable for 18 months following issuance date. The offering raised a total of $18.1 million, with net proceeds of $16.4 million, after deducting fees and expenses. The closing of the sale of the ordinary shares and warrants occurred on May 11, 2020 and May 13, 2020.

The fair value of the warrants is computed using the Black-Scholes option-pricing model. The underlying data used for computing the fair value of the warrants are mainly as follows: ordinary share price based on the current price of an ordinary share: $1.27-$1.63; expected volatility based on Company historical trade: 74%-76%; risk-free interest rate: 0.155%-0.165%; expected dividend: zero; and expected life to exercise of 1.5 years. The consideration was allocated between ordinary shares and warrants based on the ratio of the warrants’ fair value and the ordinary share price.

As of December 31, 2020, none of the warrants were exercised.

e.	On July 29, 2020, the general meeting of the shareholders of the Company approved the increase of the authorized share capital of the Company by 80,000,000 ordinary shares to 150,000,000 ordinary shares, par value NIS 0.01 per share.

f.	Share based compensation plans

In February 2000, the Company’s Board of Directors approved an option plan (the “Plan”) as amended through 2008. Under the Plan, the Company reserved up to 1,423,606 Ordinary Shares of NIS 0.01 par value of the Company for allocation to employees and non-employees. Each option is exercisable to acquire one Ordinary Share. Any option granted under the Plan that is not exercised within ten years from the date upon which it becomes exercisable, will expire.

In April 2011, the Company’s board of directors approved a new option plan (the “New Plan”). Under the New Plan, the Company reserved up to 766,958 Ordinary Shares (of which 159,458 Ordinary Shares shall be taken from the unallocated pool reserved under the Plan) for allocation to employees and non-employees. Any option which was granted under the New Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.

In September 2014, the Company’s shareholders approved the adoption of the Employee Share Ownership and Option Plan (2014) (“2014 Plan”) effective as of the closing of the public offering. Under the 2014 Plan, the Company reserved up to 928,000 Ordinary Shares (of which 28,000 Ordinary Shares shall be taken from the unallocated pool reserved under the New Plan). The Ordinary Shares to be issued upon exercise of the options confer the same rights as the other Ordinary Shares of the Company, immediately upon allotment. Any option which was granted under the 2014 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire.

Option exercise prices and vesting periods shall be as determined by the board of directors of the Company on the date of the grant.

The options are subject to the terms stipulated by section 102(b)(2) of the Ordinance. According to these provisions, the Company will not be allowed to claim as an expense for tax purposes the amounts credited to the employees as a capital gain benefit in respect of the options granted.

Options granted to related parties or non-employees of the Company are governed by Section 3(i) of the Ordinance. The Company will be allowed to claim as an expense for tax purposes the amounts equal to the expenses it recorded in the financial statements in the year in which the related parties or non-employees exercised the options into shares.

Options granted in 2018, 2019 and 2020:

	Number of options granted according to option plan of the company	Exercise price per Ordinary Share	The fair value of options on date of grant (in
Date of grant	Total	($)	thousands)
January 2018	128,000	$6.9	$838
June 2018	50,000	$2.22	$119
September 2018	30,000	$1.78	$46
December 2018	1,305,000	$1.22	$1,300
December 2019	1,346,000	$1.22	$1,411
November 24, 2020	125,000	$1.17	$135
December 8, 2020	1,343,000	$1.22	$1,753

All of the options granted in 2018, 2019, 2020 will vest by 4 years with 25% on the first-year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

The fair value of the options on the date of grant was computed using the Black-Scholes model. Fair value of the options was estimated using the expected volatility. The risk-free interest rate was determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options.

The fair value of the Company’s stock options and RSUs granted for the years ended December 31, 2020, 2019 and 2018 was estimated using the following assumptions:

	2020	2019	2018
Value of one ordinary share	$1.21 -$1.45	$1.15	$1.09- $7.20
Expected stock price volatility	94%	100%	97%-100%
Expected term (in years)	11	11	11
Risk free interest rate	0.88%-0.91%	1.91%	2.46%-2.93%
Dividend yield	-	-	-

g.	Changes in the number of options and RSUs and weighted average exercise prices are as follows:

	Year ended December 31
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	6,373,331	$2.91	5,056,914	$3.36	4,036,095	$3.88
Granted	1,468,000	1.22	1,346,000	1.22	1,513,000	1.74
Exercised	-	-	-	-	(97,042)	0.33
Forfeited and expired	(271,705)	4.35	(29,583)	3.30	(395,140)	3.31
Outstanding at end of year (1)	7,569,626	$2.53	6,373,331	$2.91	5,056,914	$3.36
Exercisable at end of year	4,149,359	$3.43	3,294,647	$3.73	2,478,796	$3.70

(1)	Out of which number of RSUs 102,334, 102,334 and 114,668 for the years ended December 31, 2020, 2019 and 2018, respectively

h.	The following is information about exercise price and remaining contractual life of outstanding options and RSUs at year-end:

December 31, 2020			December 31, 2019			December 31, 2018
Number of options outstanding at end of year	Exercise Price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise Price	Weighted average of remaining contractual life
509,176	$0.002	10.14	509,176	$0.002	10.88	521,509	$0.002	11.34
125,000	$1.17	19.91	-	-	-	-	-	-
72,990	$1.21	3.72	72,990	$1.21	4.72	72,990	$1.21	5.72
4,491,494	$1.22-2.47	16.61	3,244,969	$1.22-2.47	30.38	1,898,969	$1.22-2.47	15.54
538,871	$3.30-3.48	11.92	559,871	$3.30-3.48	12.96	559,871	$3.30-3.48	13.96
30,000	$6.03	14.12	60,000	$6.03	15.13	60,000	$6.03	16.13
106,625	$6.90	17.02	116,000	$6.90	18.02	116,000	$6.9	19.2
342,470	$7.52	14.88	372,470	$7.52	15.88	372,470	$7.52	16.88
1,353,000	$5.08-5.99	16.36	1,437,855	$5.08-5.99	17.36	1,455,105	$5.08-5.99	18.38

7,569,626			6,373,331			5,056,914

The aggregate intrinsic value for the options outstanding as of December 31, 2020, 2019 and 2018 was $3.7 million, $0.6 million and, $0.5 million, respectively.

i.	Expenses for share based compensation recognized in statements of operations were as follows:

	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands
Research and development expenses	$834	$1,236	$2,255
Administrative and general expenses	827	1,015	1,541
Marketing expenses	-	-	71
	$1,661	$2,251	$3,867

The remaining unrecognized compensation expenses as of December 31, 2020 are $2,680 thousand; The unrecognized compensation cost is expected to be recognized over a weighted average period of 1.1 years.